Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	No
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	INX LIMITED
Entity Central Index Key	0001725882
Entity File Number	333-233363
Entity Incorporation, State or Country Code	J1
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	57/63 Line Wall Road
Entity Address, City or Town	Gibraltar
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA
Entity Listings [Line Items]
Title of 12(b) Security	None
Entity Common Stock, Shares Outstanding	47,635,875
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Vladislav Uchenik
Contact Personnel Email Address	legal@republic.com
Entity Address, Address Line One	57/63 Line Wall Road
Entity Address, City or Town	Gibraltar
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA
Entity Phone Fax Numbers [Line Items]
City Area Code	212
Local Phone Number	401-6930